Discontinued Operations	6 Months Ended
Jun. 30, 2026
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS

NOTE 3 – DISCONTINUED OPERATIONS

Disposal of UYBA

On June 17, 2025, the Company sold its entire interest in UYBA to Selene Sas Di Immobiliare, Luna Srl “Selene”. Because the sale represented the divestment of a separate major line of business, the results of UYBA have been classified and presented as discontinued operations in accordance with IFRS 5 – Non-current Assets Held for Sale and Discontinued Operations. Accordingly, the Company’s consolidated statements of profit or loss for all prior periods presented have been retrospectively restated to separately present the results of continuing and discontinued operations. Comparative information in the notes to the financial statements has also been updated, where applicable, to reflect this presentation.

The sale of UYBA completed the Company’s divestment from the volleyball operations segment. The Company does not retain any ownership interest, management role, or continuing involvement in UYBA following the transaction.

Due to the change in presentation currency from EUR to US$, the Company reclassified its cumulative translation adjustments, related to UYBA, amounting to $355 from other comprehensive income to profit or loss during the six months ended June 30, 2025.

Disposal of Juve Stabia

On April 17, 2026, the Company entered into a deed of transfer to sell its entire equity interest in Juve Stabia to Stabia Capital S.r.l. The sale price was nominal consideration of EUR1, and the buyer agreed to assume all outstanding debts, obligations, and liabilities of Juve Stabia.

At the date control was lost, Juve Stabia had total assets of $19,324 and total liabilities of $26,724, resulting in a net deficit position of approximately $7,400. See below table for details of the net deficit:

April 17, 2026
ASSETS
Current assets:
Cash and cash equivalents	$175
Accounts receivable and other receivables, net	6,090
Prepaid expenses and other current assets	20
Total current assets	6,285
Non-current assets:
Property and equipment, net	37
Intangible assets	12,979
Other non-current assets	23
Total assets	$19,324

LIABILITIES AND NET DEFICIT
Current liabilities
Accounts payable and other payables	$18,552
Long term payables, current portion	3,843
Deferred revenues	444
Income tax payable	1,050
Total current liabilities	23,889

Non-current liabilities
Deferred tax liability	2,835
Total liabilities	26,724
Net deficit	$(7,400)

The transaction resulted in a gain on disposal of $7,400, calculated as the difference between (i) the consideration received and (ii) the carrying amount of Juve Stabia’s net liabilities removed from the consolidated statement of financial position. This gain has been recognized in discontinued operations section within the unaudited interim condensed consolidated statement of profit or loss for the period ended January 1, 2026 through April 17, 2026.

The disposal of Juve Stabia represented the disposal of a separate major line of business of the Company because it was part of the Company’s Legacy Sport Portfolio, which generated a significant portion of the Company’s historical revenue and operations and was managed and monitored separately from the Company’s continuing operations. The disposal was undertaken as part of the Company’s strategic shift away from athletic club ownership and toward its new principal operations, while also reducing exposure to Juve Stabia’s significant liabilities and unprofitable operations.

Because the sale represented the divestment of a separate major line of business, the results of Juve Stabia have been classified and presented as discontinued operations in accordance with IFRS 5 – Non-current Assets Held for Sale and Discontinued Operations. Accordingly, the Company’s unaudited interim condensed consolidated statements of profit or loss for all prior periods presented have been retrospectively restated to separately present the results of continuing and discontinued operations. Comparative information in the notes to the condensed consolidated financial statements has also been updated, where applicable, to reflect this presentation.

The sale of Juve Stabia is in line with the Company’s ongoing strategy to divest its interests in the Legacy Sports Portfolio operations segment. The Company does not retain any ownership interest, management role, or continuing involvement in Juve Stabia following the transaction.

See the tables below for the summary of assets and liabilities of Juve Stabia before classification as held for sale as of December 31, 2025:

December 31, 2025
ASSETS
Current assets:
Cash and cash equivalents	$1,365
Accounts receivable and other receivables, net	2,755
Prepaid expenses and other current assets	19
Total current assets	4,139
Non-current assets:
Property and equipment, net	41
Intangible assets	13,902
Total assets	$18,082

LIABILITIES
Current liabilities
Accounts payable and other payables	$13,122
Accrued and other liabilities	733
Deferred revenues	1,517
Income tax payable	179
Total current liabilities	15,551

Non-current liabilities
Long term payables	3,237
Other long-term liabilities	3,570
Total non-current liabilities	6,807
Total liabilities	$22,358

No assets and liabilities of UYBA and Juve Stabia are classified as discontinued operations and held for sale as of December 31, 2025.

No assets and liabilities are classified as discontinued operations and held for sale as of June 30, 2026.

Discontinued operations

See the tables below for the summary of statement of operations of UYBA and Juve Stabia classified as discontinued operations as of and for the periods presented:

June 30,
2026
Juve Stabia
Revenue	$2,085
Operating expenses
General and administrative expenses	6,495
Impairment of non-financial assets	290
Total operating expenses	6,785

Operating loss from discontinued operations	(4,700)

Other income:
Interest income	1
Other income	1,738
Net gain on disposal of subsidiary	7,400
Total other income	9,139

Profit before income taxes	4,439
Provision for income taxes	102
Net profit	$4,337

UYBA has no operational activities associated with discontinued operations for the six months ended June 30, 2026.

	June 30, 2025
	UYBA	Juve Stabia	Total Discontinued

Revenue	$1,061	$-	$1,061
Operating expenses
General and administrative expenses	1,747	725	2,472
Total operating expenses	1,747	725	2,472

Other income (expense):
Interest income (expense)	(24)	-	(24)
Other income	38	-	38
Net loss on disposal of subsidiary	(461)	-	(461)
Total other expenses, net	(447)	-	(447)

Loss before income taxes	(1,133)	(725)	(1,858)
Provision for income taxes	-	-	-
Net loss	$(1,133)	$(725)	$(1,858)